RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE-ASSETS
Right-of-use assets	$ 161.1	$ 130.9
Parent
RIGHT-OF-USE-ASSETS
Right-of-use assets	18.0	20.7
Depreciation expense	$ 2.5	$ 2.3	$ 2.3